COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9: COMMITMENTS AND CONTINGENCIES

Litigation

In April 2015, two shareholder class action lawsuits were filed against the Company and former officers Nathaniel Bradley and Edward O’Donnell in the U.S. District Court for the District of Arizona. The plaintiffs allege various causes of action against the defendants arising from our announcement that our previously issued financial results for the first three quarters of 2014 and the guidance for the fourth quarter of 2014 and the full year of 2014 could no longer be relied upon.  The complaints sought among other relief, compensatory damages and plaintiff’s counsel’s fees and experts’ fees. The Court appointed a lead plaintiff and lead counsel, and consolidated the actions. A consolidated amended complaint was filed under the caption In re AudioEye, Inc. Sec. Litigation. The Company and individual defendants filed a motion to dismiss.

On July 25, 2016, in connection with a voluntary mediation, the parties reached an agreement in principle to settle the consolidated actions. The settlement agreement is subject to definitive documentation, shareholder notice, and court approval. The terms of the agreement include a settlement payment to the class of $1,525,000 from the Company’s insurer, with no admission of liability by any party. In 2015, the Company paid a deductible under its D&O insurance policy in the amount of $100,000 regarding this matter.

On May 16, 2016, a shareholder derivative complaint entitled LiPo Ching, Derivatively and on Behalf of AudioEye, Inc., v. Bradley, et al., was filed in the United States District Court for the District of Arizona. As a derivative complaint, the shareholder is purported to act on behalf of the Company against certain of the Company's current and former officers and directors. The Company is named as a nominal defendant. The complaint asserts causes of action including breach of fiduciary duty and others, arising from the Company’s restatement of its financial results for the first three quarters of 2014. The complaint seeks, among other relief, compensatory damages, restitution and attorneys’ fees. Under the bylaws of the Company, the directors and officers (both former and current) are indemnified in connection with such action as long as they have “acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interest of the Corporation.” None of the defendants have responded to the complaint and no discovery has occurred. The Company understands that the individual defendants intend to vigorously defend the lawsuit. On November 4, 2016, Plaintiff voluntarily dismissed the action without prejudice. While the Company believes that its legal defense costs may be reimbursed by the Company’s insurance carrier, no reasonable estimate of the outcome of the litigation, the related legal fees, or the impact on the financial results of the Company can be made as of the date of this prospectus.

On July 26, 2016, a shareholder derivative complaint entitled Denese M. Hebert, derivatively on Behalf of Nominal Defendant AudioEye, Inc., v. Bradley, et al., was filed in the State of Arizona Superior Court for Pima County. The complaint generally asserts causes of action related to the Company’s restatement of its financial statements for the first three fiscal quarters of 2014.  As a derivative complaint, the plaintiff-shareholder purports to act on behalf of the Company against certain of the Company's current and former officers and directors (the “Named Individuals”). The Company is named as a nominal defendant. The Company understands that the Named Individuals intend to vigorously defend the lawsuit. While the Company believes that its legal defense costs may be reimbursed by the Company’s insurance carrier, no reasonable estimate of the outcome of the litigation, the related legal fees, or the impact on the financial results of the Company can be made as of the date of this statement.

We may become involved in various other routine disputes and allegations incidental to our business operations. While it is not possible to determine the ultimate disposition of these matters, our management believes that the resolution of any such matters, should they arise, is not likely to have a material adverse effect on our financial position or results of operations.

NOTE 8: COMMITMENTS AND CONTINGENCIES

Our principal executive offices are located at 5210 E. Williams Circle, Suite 750, Tucson, Arizona 85711, consisting of  approximately 2,362 square feet as of December 31, 2015. The Company’s principal executive office is leased for an aggregate amount of $4,724 per month. We also have offices in Atlanta at 1855 Piedmont Road, Suite 200, Marietta, Georgia leased for an aggregate of $2,763 per month as of December 31, 2015. The Company’s total rent expense was approximately $314,485 and $302,230 under office leases for the years ended December 31, 2015 and 2014, respectively. During 2015, offices located in New York were sublet, resulting in a savings of $21,135 per month. We closed the office in Washington D.C., saving $1,280 per month and the Principal Executive office was relocated and downsized with a monthly reduction in rent of $7,146. Beginning November 1, 2015, we subleased an office from a company controlled by our Executive Chairman in Scottsdale, AZ for $500 per month.

On August 7, 2013, the Company entered into agreements with the following five executive officers. Of these only Sean Bradley was employed by the Company on December 31, 2015:

Nathaniel Bradley. Pursuant to an Executive Employment Agreement, Nathaniel Bradley was employed as the Company’s Chief Executive Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $200,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Company’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

In April 2015, two shareholder class action lawsuits were filed against us and our former officer Nathaniel Bradley and former officer Edward O’Donnell in the U.S. District Court for the District of Arizona. The plaintiffs allege various causes of action against the defendants arising from our announcement that our previously issued financial results for the first three quarters of 2014 and the guidance for the fourth quarter of 2014 and the full year of 2014 could no longer be relied upon. The complaints seek, among other relief, compensatory damages and plaintiff’s counsel’s fees and experts’ fees. The Court has appointed a lead plaintiff and lead counsel. We have responded to the complaints and also filed a motion to dismiss. We believe that the lawsuits have no merit and intend to mount a vigorous defense. Given the current stage of the proceedings in this case, our management currently cannot assess the probability of losses, or reasonably estimate the range of losses, related to these matters. As of December 31, 2015, we have paid the deductible pursuant to the D&O insurance policy, in the amount of $100,000 regarding this matter.

Effective April 24, 2015, Nathaniel Bradley resigned as Chief Executive Officer and President of the Company.  Effective with his resignation as Chief Executive Officer and President, the Company’s board of directors appointed Mr. Bradley to serve as Founder and Chief Innovation Officer as well as Treasurer of the Company. Effective May 1, 2015, Mr. Bradley agreed to reduce his annual base salary to $125,000.

Effective August 27, 2015 Mr. Bradley resigned from his position as Chief Innovation Officer and member of the board of directors.

Sean Bradley. Pursuant to an Executive Employment Agreement, Sean Bradley was employed as the Company’s Chief Technology Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $195,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Company’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

Effective April 24, 2015, the Company’s board of directors appointed Sean Bradley to serve as President of the Company as well as continuing as Chief Technology Officer and Secretary. Effective May 1, 2015, Mr. Bradley agreed to reduce his annual base salary to $150,000. October 1, 2015 the board and Mr. Bradley agreed that in lieu of cash Mr. Bradley would receive up to $6,250 per quarter in compensation in the form of market value of options or warrants. On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan the compensation committee of the board approved a performance option agreement for Mr. Bradley. The number of shares that vest under the performance options are determined based upon the company’s and Mr. Bradley’s (as applicable) performance compared to performance goals described below. The compensation committee established a target number of shares of 1,500,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bradley, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bradley at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Mr. Bradley shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company's actual achievement against the following performance objectives: (a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period. The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the Board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date.

James Crawford. Pursuant to an Executive Employment Agreement, James Crawford was employed as the Company’s Chief Operating Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $185,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Crawford is also entitled to equity awards under the Company’s incentive compensation plans.

Effective April 24, 2015, James Crawford resigned as Chief Operating Officer and Treasurer of the Company.

Also on April 24, 2015, the Company and Crawdad, LLC. (“Crawdad”), a limited liability company wholly owned by Mr. Crawford, entered into a Consulting Agreement pursuant to which Crawdad, through Mr. Crawford, is to provide certain consulting services to the Company for a period of 12 months for a consulting fee of $5,000 per month.

The consulting agreement with Crawdad was terminated by mutual agreement on December 31, 2015.

Edward O’Donnell. Pursuant to an Executive Employment Agreement, Mr. O’Donnell was employed as our Chief Financial Officer.  The term of the Executive Employment Agreement was two years commencing August 7, 2013, subject to extension upon mutual agreement.  He was to receive a base annual salary of $165,000 during the employment period.  He was entitled to receive bonuses at the sole discretion of our board of directors or the compensation committee.  Mr. O’Donnell was also entitled to equity awards under our incentive compensation plan.

Effective March 29, 2015, Edward O’Donnell resigned from his position as our Chief Financial Officer.

Constantine Potamianos. Pursuant to an Executive Employment Agreement, Constantine Potamianos was employed as the Company’s Chief Legal Officer and General Counsel.  The term of the Executive Employment Agreement is two years commencing August 7, 2013, subject to extension upon mutual agreement.  He was to receive a base annual salary of $150,000 during the employment period.  He was entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Potamianos was also entitled to equity awards under the Company’s incentive compensation plan.

On August 7, 2015 Constantine Potamianos employment contract expired.

Paul Arena. On January 27, 2014, the Company entered into agreements with Paul Arena.  Under an Executive Employment Agreement dated as of January 27, 2014, Mr. Arena had direct responsibility working in conjunction with the Company’s Chief Executive Officer, over operations, sales marketing, financial accounting and SEC reporting, operational budgeting, sales costing analysis, billing and auditor interfacing.  The initial term of Mr. Arena’s employment was two years.  Mr. Arena’s base salary was $275,000 per year.  Mr. Arena received a signing bonus of $35,000 and is entitled to a quarterly bonus of up to $50,000 based on recognized revenues for the applicable quarter and additional bonuses at the discretion of our board of directors or compensation committee.  Mr. Arena was granted five year warrants to purchase 250,000 shares of our common stock at an exercise price of $0.40 per share and stock options to purchase 1,500,000 shares at an exercise price of $0.40 per share subject to vesting as set forth in the Executive Employment Agreement.  Pursuant to a separate Performance Share Unit Agreement dated as of January 27, 2014, the Company granted to Mr. Arena an award of up to 3,000,000 PSUs.  Each PSU represents the right to receive one share of common stock.  The number of PSUs that Mr. Arena actually earned was to be determined by the level of achievement of the performance goals set forth in the Performance Share Unit Agreement. Mr. Arena was granted an award of an aggregate of 1,500,000 PSUs at target value of established goals.  35% of these awards were tied to targeted revenue goals over the years ended January 31, 2015 and January 31, 2016. 35% of these awards were tied to targeted cash flow goals over the years, and 30% were tied to discretionary goals.  The award was to pay above or below the target number of shares based on performance.  In order to receive any shares the threshold value of goals was 75% of the target, which would have had a payout at 1,000,000 shares.  The maximum share payout was 3,000,000 shares if 125% of performance targets were met.  The Company would have used interpolation to determine share payouts if the performance metric values achieved are between the thresholds, target and maximum goal levels.

On March 5, 2015, the Company and Paul Arena entered into a Separation and Release Agreement (the “Separation Agreement”) pursuant to which Mr. Arena resigned as Executive Chairman/Chairman of the Board and a member of the Board of Directors. Under the Separation Agreement, the Company and Mr. Arena agreed that, pursuant to his Stock Option Agreement with the Company, options to purchase 500,000 common shares have been vested, options to purchase an additional 500,000 shares (the “Second Tranche”) are vested and options to purchase 500,000 shares will be forfeited. Fifty percent of the options under the Second Tranche are subject to certain clawback provisions as set forth in the Separation Agreement. Additionally, Mr. Arena was being granted 500,000 shares of the Company’s restricted Common Stock (the “Restricted Shares”) with 250,000 shares being deposited in escrow to cover the clawback rights of the Company. The Restricted Shares are being issued to Mr. Arena in lieu of any issuances which may be due him under his Performance Share Unit Agreement. The Restricted Shares and shares issuable pursuant to options described above are subject to a Lock-up/Leakage Agreement under which Mr. Arena is limited to a cap of $50,000 in gross proceeds from the sale of such shares in any month.

Also on March 5, 2015, the Company and AIM Group, Inc. (“AIM”), a corporation wholly owned by Mr. Arena, entered into a Consulting Agreement (the “Consulting Agreement”) pursuant to which AIM, through Mr. Arena, is to provide certain consulting services to the Company for a period of one year. Under the Consulting Agreement, AIM was to receive a one-time net payment of $267,000.  The Company filed the Separation Agreement as an exhibit to an 8-K filing. The Separation and Release Agreement specified that Mr. Arena is to receive a fee of $425,000 as well as other consideration valued at $54,892, for total consideration of $479,892. $250,909 was paid to Mr. Arena by the Company during 2014. As of December 31, 2015 and 2014, the Company recorded a payable to Mr. Arena of $0 and $228,983 respectively.

Dr. Carr Bettis. Pursuant to an Executive Employment Agreement dated as of July 1, 2015, Dr. Carr Bettis was employed as our Executive Chairman.  The term of the Executive Employment Agreement is one year commencing July 1, 2015, terminable at will by either us or Dr. Bettis and subject to extension upon mutual agreement.  He is to receive a base annual compensation of $175,000 during the employment period, paid at the end of every calendar quarter in the form of options to purchase shares of our common stock.  The number of options to be issued for each quarterly period will be determined by means of a Black Scholes valuation whereby the number of options issued would have a value at the time of issuance equal to the dollar value of Dr. Bettis’ base salary for each calendar quarter.  He is entitled to receive bonuses at the sole discretion of our board of directors or the compensation committee.  Dr. Bettis is also entitled to equity awards under our incentive compensation plans. In November, 2015 the board and Dr. Bettis agreed that Dr. Bettis equity awards would be limited to 750,000 options or warrants per quarter and the balance of his compensation would be paid to Dr. Bettis in a form mutually agreeable to Dr. Bettis and the board. On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan the compensation committee of the board approved a performance option agreement for Dr. Bettis. The number of shares that vest under the performance options are determined based upon the company’s and Dr. Bettis (as applicable) performance compared to performance goals described below. The compensation committee established a target number of shares of 2,000,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Dr. Bettis, as applicable. Subject to the share price condition, 50% of the target award will be earned by Dr. Bettis at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Dr. Bettis shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company's actual achievement against the following performance objectives: (a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period. The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the Board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date.

Todd Bankofier. Pursuant to an Executive Employment Agreement dated as of November 10, 2015 Mr. Bankofier was employed as our Chief Executive Officer.  The term of the Executive Employment Agreement is one year commencing November 10, 2015 and subject to extension upon mutual agreement.  He is to receive a base annual salary of $125,000. Mr. Bankofier is also entitled to equity awards under our incentive compensation plan. On December 22, 2015, subject to shareholder approval of the 2016 Incentive Compensation Plan the compensation committee of the board approved a performance option agreement for Mr. Bankofier. The number of shares that vest under the performance options are determined based upon the company’s and Mr. Bankofier (as applicable) performance compared to performance goals described below. The compensation committee established a target number of shares of 2,000,000 options whereby to each option will vest only upon: (a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bankofier, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bankofier at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period. Mr. Bankofier shall have the opportunity to achieve full vesting of 100% of the target award and performance increase if there is a shortfall in the first performance period but cumulative performance goals are achieved for the two-year period ending on the measurement date at the end of the second performance period. The number of vested performance options shall be determined for a performance period by reference to the company's actual achievement against the following performance objectives: (a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the company’s common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like). The company’s board or committee shall in its sole discretion establish goals as to specific matters and amounts with respect to a performance period. The performance options shall have a term of five years from the date of grant and the exercise price shall be determined by using a 10-day average closing price of the company’s common stock over the ten (10) trading days beginning on January 4, 2016, which the committee has determined to be and the Board agrees is an amount that is not less than the fair market value of a share of the common stock of the company on such date.